Related Party Transactions - Additional Information (Detail) - USD ($)			3 Months Ended	6 Months Ended	12 Months Ended
	May. 12, 2015	May. 06, 2015	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related party rent expense			$ 35,000	$ 69,000	$ 139,000	$ 139,000
Related party payable			$ 2,285,000	$ 2,285,000	$ 11,000	$ 21,000
Co-Chairman and Chief Executive Officer [Member]
Related Party Transactions [Abstract]
Related party payable	$ 2,000,000	$ 262,000
Maturity date	Aug. 10, 2015	May 15, 2015
Annual interest rate	0.50%	0.45%
Related Party Transaction, Description	The principal amount under the Note accrues interest at a rate of One Half of One Percent (0.50%) per annum. The Note is due and payable August 10, 2015, but may be pre-paid by the Company without penalty at any time. See Note 12, Subsequent Events.	The Loan accrues interest at the annual rate of Forty-Five One-Hundredths Percent (0.45%) from the date the Loan was made until the Loan is paid in full, whether at maturity, by prepayment, or otherwise.
Co-Chairman and Chief Executive Officer [Member] | Unsecured Non Convertible Promissory Note [Member]
Related Party Transactions [Abstract]
Non-convertible promissory note, principal amount	$ 2,262,000